Basis of Preparation of the Financial Statements (Schedule of Exchange Rates and Known Consumer Price Indexes) (Details)		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Exchange rates of US$		3.215	3.456	3.748
Change during the year: Exchange rates of US$ in %	[1]	(6.97%)	(7.79%)	8.10%
Consumer Price Index (points)		223.34	224.67	224.00
Change during the year: Consumer Price Index (points) in %	[1]	(0.59%)	0.30%	1.20%
Convenience translation U.S. dollars[Member]
Statement Line Items [Line Items]
Exchange rates of US$		1.00

[1]	According to 1993 base index.